Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent events [Abstract]
Subsequent events
Note 22. - Subsequent events

On July 31, the Board of Directors of the Company approved a dividend of $0.34 per share, which is expected to be paid on or about September 15, 2018 to shareholders of record as of August 31, 2018.